Defined Benefit Pension Plans	12 Months Ended
Jun. 29, 2013
Defined Benefit Pension Plans
Defined Benefit Pension Plans
The company sponsors two U.S. and one Canadian pension plans to provide retirement benefits to certain employees. The benefits provided under these plans are based primarily on years of service and compensation levels.

Measurement Dates and Assumptions
A fiscal year end measurement date is utilized to value plan assets and obligations for all of the company's defined benefit pension plans.
The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations of continuing operations were as follows:

	2013	2012	2011
Net periodic benefit cost
Discount rate	4.2%	5.5%	5.4%
Long-term rate of return on plan assets	6.2%	6.5%	7.3%
Plan obligations
Discount rate	4.8%	4.2%	5.5%

The discount rate is determined by utilizing a yield curve based on high-quality fixed-income investments that have a AA bond rating to discount the expected future benefit payments to plan participants. Compensation increase assumptions are based upon historical experience and anticipated future management actions. Compensation changes for participants in the U.S. plans no longer have an impact on the benefit cost or plan obligations as the participants in the U.S. salaried plan will no longer accrue additional benefits. In determining the long-term rate of return on plan assets, the company assumes that the historical long-term compound growth rates of equity and fixed-income securities and other plan investments will predict the future returns of similar investments in the plan portfolio. Investment management and other fees paid out of plan assets are factored into the determination of asset return assumptions.

Net Periodic Benefit Cost and Funded Status
The components of the net periodic benefit cost for continuing operations were as follows:

In millions	2013	2012	2011
Components of defined benefit net periodic benefit cost
Service cost	$11	$9	$7
Interest cost	70	73	73
Expected return on assets	(92)	(86)	(81)
Amortization of :
Prior service cost	1	1	1
Net actuarial loss	4	3	13
Settlement loss	6	1	—
Net periodic benefit cost	$—	$1	$13

In 2013, the company recognized $1 million of settlement losses associated with settlement of two of the company's defined benefit pension plans in Canada. The losses resulted from recognition of the unamortized actuarial losses associated with these two plans. The company also recognized a $4 million loss related to the payout of the surplus assets associated with these plans, which were in an overfunded position. The remaining $1 million of settlement losses were associated with plan settlements resulting from the payment of lump-sum benefits to plan participants.
In 2012, the company recognized $1 million of settlement losses associated with plan settlements resulting from the payment of lump-sum benefits to plan participants. In 2012, the disposition of the North American fresh bakery business resulted in the recognition of a $36 million net settlement loss as a result of the assumption of the related plan liabilities by the buyer. The settlement loss was recognized as part of the gain on disposition of this business.
In 2011, the company recognized a curtailment loss of $5 million associated with the fresh bakery businesses as a result of the expected decline in expected years of future service associated with the planned disposition of this business. The amounts recognized in 2011 were reported as part of the results of discontinued operations.
The net periodic benefit cost of the defined benefit pension plans in 2013 was virtually unchanged from 2012 as an increase settlement losses and amortization expense was offset by an increase in asset returns and lower interest expense.
The net periodic benefit cost of the defined benefit pension plans in 2012 was $12 million lower than in 2011. The decrease was primarily due to a reduction in the amortization of net actuarial losses due to actuarial gains recognized during 2011, which reduced the amount of actuarial losses to be amortized as of the end of 2011.
  The amount of prior service cost and net actuarial loss that is expected to be amortized from accumulated other comprehensive income and reported as a component of net periodic benefit cost in continuing operations during 2014 is $1 million and $4 million, respectively.
The funded status of defined benefit pension plans at the respective year-ends was as follows:

In millions	2013	2012
Projected benefit obligation
Beginning of year	$1,680	$1,377
Service cost	11	9
Interest cost	70	73
Plan amendments/other	1	1
Benefits paid	(81)	(73)
Actuarial (gain) loss	(123)	294
Settlements	4	—
Foreign exchange	—	(1)
End of year	$1,562	$1,680
Fair value of plan assets
Beginning of year	$1,515	$1,259
Actual return on plan assets	(3)	321
Employer contributions	8	9
Benefits paid	(81)	(73)
Foreign exchange	—	(1)
End of year	1,439	1,515
Funded status	$(123)	$(165)
Amounts recognized on the consolidated balance sheets
Noncurrent asset	$1	$5
Accrued liabilities	(5)	(4)
Pension obligation	(119)	(166)
Net asset (liability) recognized	$(123)	$(165)
Amounts recognized in accumulated other comprehensive income
Unamortized prior service cost	$7	$7
Unamortized actuarial loss, net	228	263
Total	$235	$270

The underfunded status of the plans decreased from $165 million in 2012 to $123 million in 2013, due to a $118 million decrease in plan obligations resulting from $123 million of actuarial gains driven by an increase in the discount rate which was only partially offset by a $76 million decrease in plan assets. The decrease in plan assets was the result of a decline in investment performance during the year.
The accumulated benefit obligation is the present value of pension benefits (whether vested or unvested) attributed to employee service rendered before the measurement date and based on employee service and compensation prior to that date. The accumulated benefit obligation differs from the projected benefit obligation in that it includes no assumption about future compensation levels. The accumulated benefit obligations of the company's pension plans as of the measurement dates in 2013 and 2012 were $1.562 billion and $1.680 billion, respectively.
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were:

In millions	2013	2012
Projected benefit obligation	$1,555	$1,351
Accumulated benefit obligation	1,555	1,350
Fair value of plan assets	1,431	1,180

Plan Assets, Expected Benefit Payments and Funding
The fair value of pension plan assets as of June 29, 2013 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities
U.S. securities - pooled funds	$85	$85	$—
Non-U.S. securities - pooled funds	102	102	—
Total equity securities	187	187	—
Fixed income securities
Government bonds	256	256	—
Corporate bonds	503	503	—
U.S. pooled funds	122	122	—
Non-U.S. pooled funds	5	5	—
Bond Fund	324	324	—
Total fixed income securities	1,210	1,210	—
Real estate	23	23	—
Cash and equivalents	6	6	—
Derivatives	—	—	—
Other	13	13	—
Total fair value of assets	$1,439	$1,439	$—

The fair value of pension plan assets as of June 30, 2012 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities
Non-U.S. securities - pooled funds	$38	$38	$—
Fixed income securities
Government bonds	247	247	—
Corporate bonds	593	593	—
U.S. pooled funds	168	168	—
Non-U.S. pooled funds	6	6	—
Bond fund	341	341	—
Total fixed income securities	1,355	1,355	—
Real estate	21	21	—
Cash and equivalents	14	14	—
Derivatives	83	74	9
Other	4	4	—
Total fair value of assets	$1,515	$1,506	$9

Level 1 assets were valued using market prices based on daily net asset value (NAV) or prices available through a public stock exchange. Level 2 assets were valued primarily using market prices, derived from either an active market quoted price, which may require adjustments to account for the attributes of the asset, or an inactive market transaction. The company did not have any level 3 assets, which would include assets for which values are determined by non-observable inputs. See Note 15 - Financial Instruments for additional information as to the fair value hierarchy.
The percentage allocation of pension plan assets based on a fair value basis as of the respective year-end measurement dates is as follows:

	2013	2012
Asset category
Equity securities	13%	6%
Debt securities	84	91
Real estate	2	1
Cash and other	1	2
Total	100%	100%

The overall investment objective is to manage the plan assets so that they are sufficient to meet the plan's future obligations while maintaining adequate liquidity to meet current benefit payments and operating expenses. The actual amount for which these obligations will be settled depends on future events and actuarial assumptions. These assumptions include the life expectancy of the plan participants. The resulting estimated future obligations are discounted using an interest rate curve that represents a return that would be required from high quality corporate bonds. The company has adopted a liability driven investment (LDI) strategy which consists of investing in a portfolio of assets whose performance is driven by the performance of the associated pension liability. This means that plan assets managed under an LDI strategy may underperform general market returns, but should provide for lower volatility of funded status as its return is designed to match the pension liability movement. Over time, as pension obligations become better funded, the company will further de-risk its investments and increase the allocation to fixed income.
As noted in the above table, on an aggregate fair value basis, the plan is currently at 84% fixed income securities and 13% equity securities. Fixed income securities can include, but are not limited to, direct bond investments, pooled or indirect bond investments and cash. Other investments can include, but are not limited to, international and domestic equities, real estate, commodities and private equity. Derivative instruments may also be used in concert with either fixed income or equity investments to achieve desired exposure or to hedge certain risks. Derivative instruments can include, but are not limited to, futures, options, swaps or swaptions. The assets are managed by professional investment firms and performance is evaluated against specific benchmarks. The responsibility for the investment strategies typically lies with an investment committee, which is composed of representatives appointed by the company.
Pension assets at the 2013 and 2012 measurement dates do not include any direct investment in the company's debt or equity securities. Substantially all pension benefit payments are made from assets of the pension plans. It is anticipated that the future benefit payments will be as follows: $71 million in 2014, $73 million in 2015, $76 million in 2016, $79 million in 2017, $82 million in 2018 and $454 million from 2019 to 2023. The company expects to contribute approximately $5 million to its pension plans in 2014.

Defined Contribution Plans
The company sponsors defined contribution plans, which cover certain salaried and hourly employees. The company's cost is determined by the amount of contributions it makes to these plans. The amounts charged to expense for contributions made to these defined contribution plans related to continuing operations totaled $25 million in 2013, $21 million in 2012 and $27 million in 2011.

Multi-Employer Plans
The company participates in a multi-employer plan that provides defined benefits to certain employees covered by collective bargaining agreements. Such plans are usually administered by a board of trustees composed of the management of the participating companies and labor representatives.
 The company previously contributed to several multiemployer defined benefit pension plans under the terms of collective-bargaining agreements that covered various union-represented employees but currently only contributes to one of these plans. The risks of participating in these multiemployer plans are different from single-employer plans. Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligation of the plan may be borne by the remaining participating employers. If we stop participating in a plan, we may be required to pay that plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability. None of the contributions to the pension funds for continuing operations was in excess of 5% or more of the total plan contributions for plan years 2013, 2012 and 2011. There are no contractually required minimum contributions to the plans as of June 29, 2013.
The net pension cost of these plans is equal to the annual contribution determined in accordance with the provisions of negotiated labor contracts. The contributions for plans related to continuing operations were $1 million in 2013, $2 million in 2012 and $3 million in 2011. Assets contributed to such plans are not segregated or otherwise restricted to provide benefits only to the employees of the company. The future cost of these plans is dependent on a number of factors including the funded status of the plans and the ability of the other participating companies to meet ongoing funding obligations.
The company's participation in these multiemployer plans for fiscal 2013 is outlined below. The EIN/Pension Plan Number column provides the Employer Identification Number (EIN) and the three digit plan number, if applicable. Unless otherwise noted, the most recent PPA zone status available in 2013 and 2012 is for the plan's year beginning January 1, 2013 and 2012, respectively. The zone status is based on information that the company has received from the plan and is certified by plans' actuaries. Among other factors, plans in the red zone are generally less than 65 percent funded. The FIP/RP Status Pending/Implemented column indicates plans for which a financial improvement plan (FIP) or rehabilitation plan (RP) is either pending or has been implemented. The last column lists the expiration date(s) of the collective-bargaining agreements to which the plans are subject. There have been no significant changes that affect the comparability of contributions from year to year.
In addition to regular contributions, the company could be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) if a MEPP has unfunded vested benefits.

		PPA Zone Status		FIP/RP Status	Contributions (in millions)
	EIN/Pension Plan Number	2013	2012	Pending/ Implemented	2013	2012	2011	2013 Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
Pension Fund Plan Name
Bakery and Confectionary Union & Industry Intl Pension Fund	52-6118572/001	Red	Red	Nov 2012	$1	$2	$2	10%	Oct 2014
All other plans					—	—	1	N/A	N/A